Basis of Presentation	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation

Basis of Presentation

The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.

The unaudited condensed financial statements included in this prospectus have been prepared in accordance with the U.S. Securities and Exchange Commission (“SEC”) instructions for Quarterly Reports on Form 10-Q. Accordingly, the condensed financial statements are unaudited and do not contain all the information required by U.S. Generally Accepted Accounting Principles (“GAAP”) to be included in a full set of financial statements. The balance sheet at December 31, 2014 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for a complete set of financial statements. The audited financial statements for the year ended December 31, 2014, filed with the SEC with our Annual Report on Form 10-K on March 11, 2015, and included earlier in this prospectus, include a summary of our significant accounting policies and should be read in conjunction with these unaudited condensed financial statements. In the opinion of management, all material adjustments necessary to present fairly the results of operations for such periods have been included in this prospectus. All such adjustments are of a normal recurring nature. The results of operations for interim periods are not necessarily indicative of the results of operations for the entire year.

Certain prior period amounts have been reclassified to conform to the current period presentation. Additionally, a total of $318,565 of revenue-generating costs previously allocated to research and development expenses during the six months ended June 30, 2015 were reclassified to cost of revenues in the current period presentation of the unaudited condensed statement of operations and comprehensive loss for the nine months ended September 30, 2015.

The Company and Business Activities

Biocept, Inc. (the “Company”) was founded in California in May 1997 and is a commercial-stage cancer diagnostics company developing and commercializing proprietary circulating tumor cell (“CTC”) and circulating tumor DNA (“ctDNA”) assays utilizing a standard blood sample to improve the treatment that oncologists provide to their patients by providing better, more detailed information on the characteristics of their tumor.

The Company operates a clinical laboratory that is CLIA-certified (under the Clinical Laboratory Improvement Amendment of 1988) and CAP-accredited (by the College of American Pathologists), and manufactures Cell Enrichment and Extraction (“CEE”) microfluidic channels, related equipment and certain reagents to perform the Company’s diagnostic assays in a facility located in San Diego, California. CLIA certification and accreditation are required before any clinical laboratory may perform testing on human specimens for the purpose of obtaining information for the diagnosis, prevention, treatment of disease, or assessment of health. The assays the Company offers are classified as laboratory developed tests under the CLIA regulations.

In July 2013, the Company effected a reincorporation to Delaware by merging itself with and into Biocept, Inc., a Delaware corporation, which had been formed to be and was a wholly-owned subsidiary of the Company since July 23, 2013.

Recent Accounting Pronouncements

In May 2014, the Financial Standards Accounting Board (the “FASB”) issued authoritative guidance that requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. This proposed guidance has been deferred and would be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently in the process of evaluating the impact of the adoption of this guidance on its financial statements and disclosures.

In June 2014, the FASB issued authoritative guidance requiring share-based payments with a performance target which affects vesting and that could be achieved after the requisite service period be treated as a performance condition. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. The Company does not expect adoption of this guidance to have a material impact on its financial statements or disclosures.

In August 2014, the FASB issued authoritative guidance requiring management to evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Certain additional financial statement disclosures are required if such conditions or events are identified. This guidance is effective for the annual reporting period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of this guidance on its financial statements and disclosures.

In April 2015, the FASB issued authoritative guidance requiring debt issuance costs to be presented in the balance sheet as a direct deduction from the associated debt liability. This guidance is effective on a retrospective basis for the annual reporting period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The Company early adopted this guidance on a retrospective basis for the interim reporting period ended March 31, 2015. A balance of $23,194 of such costs were reclassified from other non-current assets, net to non-current portion of credit facility, net in the Company’s balance sheet as of December 31, 2014. A total of $15,093 of such costs remain unamortized and recorded as an offset to non-current portion of credit facility, net in the Company’s unaudited condensed balance sheet at September 30, 2015.

In July 2015, the FASB issued authoritative guidance requiring entities that do not measure inventory using the retail inventory method or on a last-in, first-out basis to record inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This guidance is effective on a prospective basis for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect adoption of this guidance to have a material impact on its financial statements or disclosures.

In August 2015, the FASB issued amendments to SEC paragraphs referenced in authoritative guidance around the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. These amendments state that the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company’s adoption of these amendments upon issuance did not have a material impact on its financial statements or disclosures.